| Dresdner RCM Biotechnology Fund
| Investment in Securities and Net Assets
| March 31, 1998
| Unaudited



                                                                                    % OF
 SHARES   COUNTRY                         EQUITY INVESTMENTS                      NET ASSETS   MARKET VALUE
-------   -------   -----------------------------------------------------------   ----------   ------------
                    DRUGS AND HOSPITAL SERVICES                                      90.3%

  1,800     US      Agouron Pharmaceuticals Inc. *                                             $    68,175
  3,500     US      Algos Pharmaceutical Corp.                                                     105,875
  6,000     US      Alkermes Inc. *                                                                149,250
  5,000     US      Alteon Inc. *                                                                   25,312
    700     US      American Home Products Corp.                                                    66,762
  2,500     US      Amgen Inc.                                                                     152,187
  7,500     US      Anesta Corp. *                                                                 139,687
  6,000     US      Biosite Diagnostics Inc. *                                                      97,875
    700     US      Boston Scientific Corp. *                                                       47,250
  1,100     US      Centocor Inc. *                                                                 49,087
  4,000     US      Cerus Corp. *                                                                   66,000
  5,000     US      Chiron Corp. *                                                                 104,689
  3,500     US      DePuy Inc.                                                                     106,094
  3,000     US      Genentech Inc. *                                                               211,312
  3,400     US      Gilead Sciences Inc. *                                                         122,400
  1,200     US      Glaxo Wellcome PLC (Sponsored ADR)                                              64,950
  1,500     US      Hyseq Inc. *                                                                    18,750
  4,500     US      Icos Corp. *                                                                    68,625
  5,500     US      Inhale Therapeutic Systems *                                                   149,188
    900     US      Johnson & Johnson                                                               65,981
  5,000     US      Ligand Pharmaceuticals Inc. Class B *                                           79,687
  1,400     US      Minimed Inc. *                                                                  61,950
 10,000     US      Molecular Biosystems Inc. *                                                     92,500
  6,000     US      NaPro BioTherapeutics Inc. *                                                    14,813
  4,000     US      Novoste Corp. *                                                                103,750
  9,000     US      Penederm Inc. *                                                                116,437
  3,500     US      Perclose Inc. *                                                                 99,094
  1,800     US      Progenics Pharmaceuticals Inc. *                                                33,413
  4,100     US      SangStat Medical Corp. *                                                       130,688
  6,000     US      Shire Pharmaceuticals Group PLC (Sponsored ADR) *                              128,625
    900     US      Sofamor/Danek Group Inc. *                                                      76,725
  2,000     US      Vertex Pharmaceuticals Inc. *                                                   63,875
                                                                                               -----------
                                                                                                 2,881,006
                                                                                               -----------
TOTAL EQUITY INVESTMENTS  (COST $2,703,675)                                          90.3%       2,881,006
                                                                                               -----------
SHORT-TERM INVESTMENTS

                    MONEY MARKET FUNDS

136,200     US      SSgA Money Market Fund                                                         136,200
136,167     US      SSgA U.S. Government Money Market Fund                                         136,167
                                                                                               -----------
TOTAL SHORT-TERM INVESTMENTS  (COST $272,367)                                         8.5%         272,367
                                                                                               -----------
TOTAL INVESTMENTS (COST $2,976,042) **                                               98.8%       3,153,373
                                                                                               -----------

       The accompanying notes are an integral part of the financial statements.

| Dresdner RCM Biotechnology Fund
| Investment in Securities and Net Assets
| March 31, 1998
| Unaudited



                                                                                    % OF
 SHARES   COUNTRY                         EQUITY INVESTMENTS                      NET ASSETS   MARKET VALUE
-------   -------   -----------------------------------------------------------   ----------   ------------
                    OTHER ASSETS LESS LIABILITIES                                     1.2%     $    36,824
                                                                                               -----------
                    NET ASSETS                                                      100.0%     $ 3,190,197
                                                                                               -----------
                                                                                               -----------

-----------------------------------
*   Non-income producing security.
** At March 31, 1998, the aggregate cost of investments for book and federal income tax purposes was approximately the same.

       The accompanying notes are an integral part of the financial statements.

| Dresdner RCM Emerging Markets Fund
| Investment in Securities and Net Assets
| March 31, 1998
| Unaudited



                                                                                    % OF
 SHARES   COUNTRY                         EQUITY INVESTMENTS                      NET ASSETS   MARKET VALUE
-------   -------   -----------------------------------------------------------   ----------   ------------
CONSUMER NONDURABLES SECTOR                                                          17.1%

                    BEVERAGE/TOBACCO                                                  9.3%
  3,000     MX      Coca-Cola Femsa S.A. (ADR)                                                 $    61,313
  3,000     CH      Compia Cervecerias Unidas S.A. (ADR)                                            90,750
 11,300     MX      Fomento Economico Mexicano-B                                                    82,117
  2,400     SA      South African Breweries Inc.                                                    71,157
                                                                                               -----------
                                                                                                   305,337
                                                                                               -----------

                    FOOD/FOOD PROCESSING                                              3.1%
 27,000     MX      Grupo Industrial Bimbo Ser A                                                    71,636
 25,000     MY      United Plantations Berhad                                                       31,731
                                                                                               -----------
                                                                                                   103,367
                                                                                               -----------

                     HOUSEHOLD/RELATED NONDURABLES                                    2.7%
 17,000     MX       Kimberly-Clark de Mexico-A                                                     87,814

                     RETAIL TRADE                                                     2.0%
 69,000     SA       Metro Cash & Carry Limited                                                     65,727

CYCLICALS/CAPITAL GOODS SECTOR                                                        9.3%

                     BUILDING/CONSTRUCTION                                            5.0%
190,000      HK      China Resources Beijing Land                                                  101,764
  6,900      MX      Consorcio ARA S.A. *                                                           32,240
    600      HU      Zalakeramia Rt.                                                                29,535
                                                                                               -----------
                                                                                                   163,539
                                                                                               -----------

                     ELECTRICAL EQUIPMENT                                             2.3%
  6,000      PO      Elektrim S.A.                                                                  74,718

                     INDUSTRIAL EQUIPMENT                                             0.9%
  1,300      HU      Mezogazdasagi Gepgyarto RT *                                                   29,863

                     RAW/BASIC MATERIALS                                              1.1%
  1,500      BR      Companhia Vale do Rio Doce Pfd.                                                36,014

HEALTH CARE SECTOR                                                                    7.5%

                     DRUGS & HOSPITAL SUPPLIES                                        7.5%
    300      HU      Gedeon Richter Ltd. 144A GDS *                                                 31,463

       The accompanying notes are an integral part of the financial statements.

| Dresdner RCM Emerging Markets Fund
| Investment in Securities and Net Assets
| March 31, 1998
| Unaudited



                                                                                    % OF
 SHARES   COUNTRY                         EQUITY INVESTMENTS                      NET ASSETS   MARKET VALUE
-------   -------   -----------------------------------------------------------   ----------   ------------
                    DRUGS & HOSPITAL SUPPLIES (CONTINUED)
 11,500     KR      Medison Co. Ltd.                                                            $   98,808
  3,300     CR      Pliva d.d. (GDR)                                                                61,875
  1,300     IS      Teva Pharmaceutical (Sponsored ADR)                                             55,575
                                                                                               -----------
                                                                                                   247,721
                                                                                               -----------

INTEREST SENSITIVE SECTOR                                                            31.8%

                    BANKING                                                          13.6%
857,143     TR      Arbank T.A.S.                                                                   62,596
 11,000     MX      Grupo Financiero Banamex-B (Banacci)                                            28,023
  3,500     PT      Banco Comercial Portugues - Rt.                                                 10,855
  3,500     PT      Banco Comercial Portugues                                                      113,004
  2,400     BR      Banco de Galicia y Buenos Aires S.A. (Sponsored ADR)                            58,800
    750     PO      Bank Przemyslowo-Handlowy S.A.                                                  59,731
  1,700     BR      Unibanco (Sponsored GDR)                                                        61,625
  1,800     CR      Zagrebacka Banka d.d. (Sponsored GDR)                                           53,775
                                                                                               -----------
                                                                                                   448,409
                                                                                               -----------

                    GENERAL FINANCE                                                   6.0%
  1,850     PT      BPI-SGPS S.A. Registered Shares                                                 71,159
 94,000     MX      Grupo Financiero Bancomer-B                                                     55,398
  4,600     IN      Industrial Credit & Investment (Sponsored GDR)                                  70,150
                                                                                               -----------
                                                                                                   196,707
                                                                                               -----------

                    INSURANCE                                                         7.6%
  3,600     SA      Liberty Life Association of Africa Ltd.                                        121,453
  4,000     PT      Mundial Confianca *                                                            129,359
                                                                                               -----------
                                                                                                   250,812
                                                                                               -----------

                    UTILITIES                                                         4.5%
  1,600     PT      Electricidade de Portugal S.A. (Sponsored ADR)*                                 74,800
195,000     BR      Light-Servicos de Electricidade S.A.                                            74,601
                                                                                               -----------
                                                                                                   149,401
                                                                                               -----------

TECHNOLOGY SECTOR                                                                    17.7%

                    COMPUTERS/OFFICE EQUIPMENT                                        3.3%
130,000     HK      Founder Hong Kong Ltd.                                                         109,056

       The accompanying notes are an integral part of the financial statements.

| Dresdner RCM Emerging Markets Fund
| Investment in Securities and Net Assets
| March 31, 1998
| Unaudited



                                                                                    % OF
 SHARES   COUNTRY                         EQUITY INVESTMENTS                      NET ASSETS   MARKET VALUE
-------   -------   -----------------------------------------------------------   ----------   ------------

                    ELECTRONICS/NEW TECHNOLOGY                                       14.4%
  2,400     TW      ASE Test Ltd. *                                                            $   120,600
 16,000     MY      Malaysian Pacific Industries                                                    47,033
  1,900     KR      Samsung Electronics Co.                                                        100,144
  4,800     TW      Siliconware Precision Industrie Co. (Sponsored GDR)*                            88,800
  4,500     TW      Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored ADR)*                   116,438
                                                                                               -----------
                                                                                                   473,015
                                                                                               -----------

TELEMEDIA/SERVICES SECTOR                                                            14.4%

                    COMMUNICATIONS SERVICES                                          14.4%
  1,150     PT      Portugal Telecom S.A.                                                           59,815
    850     BR      Telebras (Sponsored ADR)                                                       110,341
470,000     BR      Telecomunicacoes do Rio Janeiro S.A. Pfd.                                       66,219
    210     PT      Telecel-Comunicacaoes Pessoais S.A. *                                           32,599
440,000     BR      Telecomunicacoes de Sao Paulo Pfd.                                             142,790
  1,100     MX      Telefonos de Mexico S.A. (ADR L)                                                62,013
                                                                                               -----------
                                                                                                   473,777
                                                                                              ------------

TOTAL EQUITY INVESTMENTS (COST $2,842,163) **                                         97.8%      3,215,277

                    OTHER ASSETS LESS LIABILITIES                                      2.2%         73,306
                                                                                              ------------
                    NET ASSETS                                                       100.0%   $  3,288,583
                                                                                              ------------
                                                                                              ------------

-----------------------------------
*   Non-income producing security.
** At March 31, 1998, the aggregate cost of investments for book and federal income tax purposes was approximately the same.

       The accompanying notes are an integral part of the financial statements.

| Dresdner RCM Emerging Markets Fund
| Investment in Securities and Net Assets
| March 31, 1998
| Unaudited


The Fund's investments in securities at March 31, 1998 categorized by country:


                                             % OF NET ASSETS
                                  ------------------------------------
                     COUNTRY                    SHORT TERM
COUNTRY               CODE        EQUITIES      AND OTHER        TOTAL
----------------------------------------------------------------------
Brazil                 BR          16.8%           0.0%          16.8%
Chile                  CH           2.8%           0.0%           2.8%
Croatia                CR           3.5%           0.0%           3.5%
Hong Kong              HK           6.4%           0.0%           6.4%
Hungary                HU           2.8%           0.0%           2.8%
India                  IN           2.1%           0.0%           2.1%
Israel                 IS           1.7%           0.0%           1.7%
Korea                  KR           6.0%           0.0%           6.0%
Malaysia               MY           2.4%           0.0%           2.4%
Mexico                 MX          14.6%           0.0%          14.6%
Poland                 PO           4.1%           0.0%           4.1%
Portugal               PT          14.9%           0.0%          14.9%
South Africa           SA           7.9%           0.0%           7.9%
Turkey                 TR           1.9%           0.0%           1.9%
Taiwan                 TW           9.9%           0.0%           9.9%
United States          US           0.0%           2.2%           2.2%
                                  --------      ----------      ------
 Total                             97.8%           2.2%         100.0%
                                  --------      ----------      ------
                                  --------      ----------      ------


| Dresdner RCM Equity Funds, Inc.
| Statements of Assets and Liabilities
| March 31, 1998
| Unaudited



                                                                Dresdner RCM         Dresdner RCM
                                                                Biotechnology      Emerging Markets
                                                                    Fund                Fund
                                                                -------------      ----------------
ASSETS:
  Investments at cost                                           $  2,703,675        $  2,842,163
                                                                -------------      --------------
                                                                -------------      --------------
  Short-term investments at cost                                $    272,367        $       -
                                                                -------------       -------------
                                                                -------------       -------------
  Investments at value (Note 1)                                    2,881,006           3,215,277
  Foreign currency at value (Note 1)                                     -                   326
  Cash                                                               307,603             193,137
  Short-term investments at value                                    272,367                -
  Receivables:
    Investments sold                                                  32,461                -
    Investment Manager (Note 6)                                       29,851              28,606
    Fund shares sold                                                   5,000                -
    Dividends and dividend reclaims                                    1,552               3,952
    Interest                                                             600               8,615
  Organizational costs (Note 5)                                        9,507              19,014
                                                                -------------        ------------
      Total Assets                                                 3,539,947           3,468,927
                                                                -------------        ------------
LIABILITIES:
  Payables:
    Investments purchased                                            304,656             121,255
    Organizational costs (Note 5)                                     10,000              20,000
    Management fees (Note 6)                                           7,847               7,648
    Registration and filing fees                                       7,344               5,000
    Accounting fees                                                    3,750               5,000
    Directors' fees and expenses (Note 8)                              3,208               3,208
    12b-1 fees (Note 7)                                                1,921                -
    Miscellaneous expenses                                            11,024              18,233
                                                                -------------       -------------
      Total Liabilities                                              349,750             180,344
                                                                -------------       -------------
NET ASSETS                                                      $  3,190,197        $  3,288,583
                                                                -------------        ------------
                                                                -------------        ------------
NET ASSETS CONSIST OF:
  Paid-in capital (Note 3)                                      $  3,014,088        $  3,000,105
  Accumulated net investment income (loss)                            (4,220)              1,486
  Accumulated net realized gain (loss) on investments
    and foreign currency transactions                                  2,998             (86,656)
  Net unrealized appreciation on foreign currency transactions           -                   534
  Net unrealized appreciation on investments                         177,331             373,114
                                                                -------------       -------------
NET ASSETS                                                      $  3,190,197        $  3,288,583
                                                                -------------        ------------
                                                                -------------        ------------
SHARES OUTSTANDING                                                    301,379             300,011
                                                                -------------        ------------
                                                                -------------        ------------
NET ASSET VALUE PER SHARE                                       $      10.59        $      10.96
                                                                -------------        ------------
                                                                -------------        ------------

      The accompanying notes are an integral part of the financial statements.

| Dresdner RCM Equity Funds, Inc.
| Statements of Operations
| For the period ended March 31, 1998
| Unaudited



                                                                Dresdner RCM         Dresdner RCM
                                                                Biotechnology      Emerging Markets
                                                                    Fund                Fund
                                                                -------------      ----------------
INVESTMENT INCOME:
  Income:
    Dividends                                                     $  3,365           $  5,785
    Interest                                                         3,877              8,282
    Foreign tax withheld                                              (167)            (1,428)
                                                                -------------       -------------
      Total income                                                   7,075             12,639
                                                                -------------       -------------
Expenses:
  Registration & filing fees                                         8,565              5,000
  Investment management fees (Note 6)                                7,682              7,483
  Transfer agent expense                                             4,800              4,800
  Audit fees                                                         4,314              4,313
  Directors' fees and expenses (Note 8)                              3,208              3,208
  12b-1 fees (Note 7)                                                1,921                -
  Amortization of organizational costs (Note 5)                        493                986
  Miscellaneous expenses                                             3,604              6,011
                                                                -------------       -------------
    Total expenses before reimbursements                            41,382             39,846
  Expenses reimbursed by investment manager (Note 6)               (29,851)           (28,606)
                                                                -------------       -------------
    Total net expenses                                              11,531             11,240
                                                                -------------       -------------
      Net investment income (loss)                                  (4,456)             1,399
                                                                -------------       -------------
NET REALIZED AND UNREALIZED GAIN (Loss):
  Net realized gain (loss) on investments                            2,998             (79,355)
  Net realized loss on foreign currency transactions                   -                (6,929)
                                                                -------------       -------------
  Net realized gain (loss)                                           2,998             (86,284)
                                                                -------------       -------------
  Net change in unrealized appreciation on foreign
    currency transactions                                              -                   585
  Net change in unrealized appreciation on investments             177,331             377,024
                                                                -------------       -------------
    Net unrealized appreciation                                    177,331             377,609
                                                                -------------       -------------
      Net realized and unrealized gain during the period           180,329             291,325
                                                                -------------       -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $  175,873          $  292,724
                                                                -------------       -------------
                                                                -------------       -------------

      The accompanying notes are an integral part of the financial statements.

| Dresdner RCM Equity Funds, Inc.
| Statements of Changes in Net Assets

                                                                           Dresdner RCM
                                              -------------------------------------------------------------------------
                                                       Biotechnology Fund                    Emerging Markets Fund
                                              -----------------------------------    ----------------------------------
                                                (Unaudited)                           (Unaudited)
                                               Three Months       Dec. 31, 1996*     Three Months        Dec. 31, 1996*
                                                  Ended                 to               Ended                 to
                                              March 31, 1998      Dec. 31, 1996      March 31, 1998      Dec. 31, 1996
                                              --------------      --------------     --------------      --------------
OPERATIONS:
  Net investment income (loss)                   $  (4,456)             $  236            $  1,399              $  87
  Net realized gain (loss) on investments
    and foreign currency transactions                2,998                  -              (86,284)              (372)
  Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency transactions                  177,331                  -              377,609             (3,961)
                                              --------------      --------------     --------------      --------------
  Net increase (decrease) in net assets
    resulting from operations                      175,873                 236             292,724             (4,246)
NET INCREASE FROM CAPITAL SHARE
  TRANSACTIONS (Note 3)                             14,088           3,000,000                 105          3,000,000
                                              --------------      --------------     --------------      --------------
TOTAL INCREASE IN NET ASSETS                       189,961           3,000,236             292,829          2,995,754
NET ASSETS:
  Beginning of period                            3,000,236                   -           2,995,754                -
                                              --------------      --------------     --------------      --------------
  End of period                               $  3,190,197        $  3,000,236        $  3,288,583       $  2,995,754
                                              --------------      --------------     --------------      --------------
                                              --------------      --------------     --------------      --------------
End of period net assets include accumulated
net investment income (loss) of:              $     (4,220)       $        236        $      1,486       $         87
                                              --------------      --------------     --------------      --------------
                                              --------------      --------------     --------------      --------------

-------------------
* Commencement of investment operations.

      The accompanying notes are an integral part of the financial statements.

| Dresdner RCM Equity Funds, Inc.
| Financial Highlights


                                                                                     Dresdner RCM
                                                                ------------------------------------------------------
                                                                   Biotechnology Fund          Emerging Markets Fund
                                                                ------------------------     -------------------------
                                                                (Unaudited)                  (Unaudited)
                                                                  1998(1)        1997(2)       1998(1)        1997(2)
                                                                -----------    ---------     ------------    ---------
For a share outstanding throughout each period
PER SHARE OPERATING PERFORMANCE: (3)
  Net asset value, beginning of period                         $    10.00       $  10.00        $  9.99       $  10.00
                                                               ------------    ----------     -----------     ----------
  Net investment income (loss)                                      (0.01)           -             0.00            -
  Net realized and unrealized gain (loss)
    on investments                                                   0.60            -             0.97          (0.01)
                                                               ------------    ----------     -----------     ----------
  Net increase (decrease) in net asset
    value resulting from investment operations                       0.59            -             0.97          (0.01)
                                                               ------------    ----------     -----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $    10.59       $  10.00       $  10.96       $   9.99
                                                               ------------    ----------     -----------     ----------
                                                               ------------    ----------     -----------     ----------
TOTAL RETURN (4)                                                     5.90%          0.00%          9.71%          0.00%
                                                               ------------    ----------     -----------     ----------
                                                               ------------    ----------     -----------     ----------
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                           $   3,190        $  3,000       $  3,289       $  2,996
                                                               ------------    ----------     -----------     ----------
                                                               ------------    ----------     -----------     ----------
Ratio of expenses to average net assets:
    With reimbursement                                              1.50%           0.01%(5)       1.50%          0.01%(5)
                                                               ------------    ----------     -----------     ----------
                                                               ------------    ----------     -----------     ----------
    Without reimbursement (Note 6)                                  5.39%           0.00%          5.32%          0.00%
                                                               ------------    ----------     -----------     ----------
                                                               ------------    ----------     -----------     ----------
Ratio of net investment income to average
  net assets:
    With reimbursement                                             (0.58%)          0.01%(5)       0.19%          0.00%(5)
                                                               ------------    ----------     -----------     ----------
                                                               ------------    ----------     -----------     ----------
    Without reimbursement (Note 6)                                 (4.47%)          0.00%         (3.63%)         0.00%
                                                               ------------    ----------     -----------     ----------
                                                               ------------    ----------     -----------     ----------
Portfolio turnover rate                                            22.69%           0.00%         32.58%          0.00%
                                                               ------------    ----------     -----------     ----------
                                                               ------------    ----------     -----------     ----------
Average commission per share (6)                               $  0.0416             -        $  0.0042       $  0.0079
                                                               ------------    ----------     -----------     ----------
                                                               ------------    ----------     -----------     ----------

-------------------
(1) For the three-month period ended March 31, 1998.
(2) Period from December 30, 1997 (commencement of operation) to December 31, 1997.
(3) Calculated using the average share method.
(4) Total return measures the change in value of an investment over the period indicated.
(5) Not annualized.  Fund was in operations for two days.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.


      The accompanying notes are an integral part of the financial statements.

| Dresdner RCM Equity Funds, Inc.
| Notes to Financial Statements
| March 31, 1998
| Unaudited


1.    SIGNIFICANT ACCOUNTING POLICIES

      Dresdner RCM Equity Funds, Inc. (formerly known as the RCM Equity Funds, Inc.) (the "Company") is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Dresdner RCM Biotechnology Fund ("Biotechnology Fund") is a non-diversified, no-load series of the Company and Dresdner RCM Emerging Markets Fund ("Emerging Markets Fund") is a diversified, no-load series of the Company. The Biotechnology Fund and the Emerging Markets Fund are collectively referred to as the "Funds." The Funds commenced operations on December 30, 1997.

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amount of assets and liabilities. Actual results may differ from these estimates.

      a.  Securities Valuations:

      Investment securities are stated at fair market value. Equity securities traded on stock exchanges are valued at the last sale price on the exchangeor in the principal over-the-counter market in which such securities aretraded as of the close of business on the day the securities are being valued. If there has been no sale on such day, then the security will bevalued at the closing bid price on such day. If no bid price is quoted onsuch day, then the security will be valued by such method as a duly constituted committee of the Board of Directors of the Company shall determine in good faith to reflect its fair market value. Readily marketable securities traded only in the over-the-counter market that are not listed on NASDAQ or similar foreign reporting service will be valued at the mean bid price, or using such other comparable sources as the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value. Other portfolio securities held by the Funds will be valued at current market value, if current market quotations are readily available for such securities. To the extent that market quotations are not readily available, such securities will be valued by whatever means a duly constituted committee of the Board of Directors of the Company in good faith deems appropriate to reflect their fair market value. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

      b.  Security Transactions and Related Investment Income:

      Security transactions are recorded as of the date of purchase or sale. Realized gains and losses on security transactions are determined on the identified cost basis for both financial statement and federal income tax purposes. Interest income, foreign taxes and expenses are accrued daily. Dividends are recorded on the ex-dividend date.

      c.  Foreign Currency Transactions:

      The records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of foreign securities and income and withholding taxes are translated on the respective dates of such transactions. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date and foreign currency transactions. The Funds do not isolate that portion of foreign currency exchange fluctuation on investments from unrealized appreciation and depreciation which arises from changes in market prices. Such fluctuations are included with the net unrealized appreciation or depreciation on investments.

| Dresdner RCM Equity Funds, Inc.
| Notes to Financial Statements
| March 31, 1998
| Unaudited


1.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      d.  Federal Income Taxes:

      It is the policy of the Funds to comply with the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal or excise taxes on income and capital gains.

      e.  Distributions:

      Distributions to shareholders are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses as a result of wash sales, foreign currency transactions and/or passive foreign investment companies.

2.    INVESTMENT IN FOREIGN SECURITY AND CURRENCY

      Investing in foreign equity securities and currency transactions involves significant risks, some of which are not typically associated with investments of domestic origin. The Funds' investments in foreign and/or emerging markets will subject the Funds to the risk of foreign currency exchange rate fluctuations, perceived credit risk and adverse economic and political developments.

3.    CAPITAL SHARES

      At March 31, 1998, there were 1,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 50,000,000 were classified as shares of each of the Funds and for each of the other series of the Company. The remaining 700,000,000 authorized shares of the Company are unclassified.

      There were 300,000 shares sold for a total of $3,000,000 on December 30, 1997 (commencement of operations) for each of the Biotechnology Fund and Emerging Markets Fund.

      Transactions in capital shares for the three-month period ended March 31, 1998 were as follows:

                                CAPITAL SHARE TRANSACTIONS

                                 Biotechnology Fund       Emerging Markets Fund
                                 -------------------      ---------------------
                                 Shares       Amount      Shares         Amount
                                 -------------------      ---------------------
      Shares sold                1,379       $14,088         11           $105
      Shares repurchased           -            -             -             -
                                 -------------------      ---------------------
      Net increase               1,379       $14,088         11           $105
                                 -------------------      ---------------------
                                 -------------------      ---------------------

4.    PURCHASES AND SALES OF SECURITIES

      For the three-month period ended March 31, 1998, purchases and sales of investment securities, other than U.S. government obligations and short-term securities, aggregated $3,069,460 and $368,783, respectively, for the Biotechnology Fund and $1,710,420 and $839,897, respectively, for

| Dresdner RCM Equity Funds, Inc.
| Notes to Financial Statements
| March 31, 1998
| Unaudited


4.    PURCHASES AND SALES OF SECURITIES (CONTINUED)

      the Emerging Markets Fund. During the same period, short-term sales/maturities of U.S. government obligations aggregated $2,730,000 for the Biotechnology Fund. There were no purchases of U.S. government obligations by the Funds. At March 31, 1998, the aggregate cost of investments was the same for book and federal income tax purposes.

5.    DEFERRED ORGANIZATIONAL COSTS

      Costs incurred by the Funds in connection with its organization aggregated $10,000 for the Biotechnology Fund and $20,000 for the Emerging Markets Fund. These costs are being amortized on a straight-line basis over a five-year period beginning at the commencement of each Fund's operations.

6.    TRANSACTIONS WITH RELATED PARTIES

      Dresdner RCM Global Investors LLC (formerly known as RCM Capital Management, L.L.C.) ("Dresdner RCM") manages the Funds' investments and provides various administrative services, subject to the authority of the Board of Directors. The Biotechnology Fund pays investment management fees monthly at an annualized rate of 1.00% for the first $500 million, 0.95% on the next $500 million and 0.90% thereafter based on the average daily netassets of the Biotechnology Fund. The Emerging Markets Fund pays investment management fees monthly at an annualized rate of 1.00% of the value of the Emerging Markets Fund's average daily net assets. For the three-month period ended March 31, 1998, investment management fees recorded were $7,682 for the Biotechnology Fund and $7,483 for the Emerging Markets Fund.

      Dresdner RCM has voluntarily agreed, until at least December 31, 1998, to pay the Funds on a quarterly basis the amount, if any, by which the ordinary operating expenses of the Company attributable to the Funds for the quarter (except interest, taxes, and extraordinary expenses) exceed the annualized rate of 1.50% of each Fund's average daily net assets. In subsequent years, each Fund will reimburse Dresdner RCM for any such payments to the extent that the Fund's operating expenses is otherwise below this expense cap. For the three-month period ended March 31, 1998, Dresdner RCM reimbursed operating expenses totaling $29,851 for the Biotechnology Fund and $28,606 for the Emerging Markets Fund.

      On March 31, 1998, clients of Dresdner Bank AB/Investment
      Management/Institutional Asset Management Division owned 300,000 of the total 301,379 outstanding shares of the Biotechnology Fund and 300,000 of the total 300,011 outstanding shares of the Emerging Markets Fund.

7.    DISTRIBUTOR

      Funds Distributor, Inc. (the "Distributor") acts as distributor of shares of the Funds. The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Biotechnology Fund and certain other series of the Company. Under the distribution plan, which is a "reimbursement plan," the Biotechnology Fund pays the Distributor an annual fee of up to 0.25% of its average daily net assets, as reimbursement for certain expenses actually incurred by the Distributor in connection with distribution of its shares. For the three-month period ended March 31, 1998, the Biotechnology Fund incurred $1,921 in 12b-1 fees.

| Dresdner RCM Equity Funds, Inc.
| Notes to Financial Statements
| March 31, 1998
| Unaudited


8.    DIRECTORS' FEES

      Each Director who is not an interested person of the Company receives from the Company an annual retainer of $1,000 (the retainer is evenly prorated among each series of the Company), plus $500 for each meeting of the Board attended and $250 for each committee meeting attended.

      INVESTMENT MANAGER

      Dresdner RCM Global Investors LLC
      Four Embarcadero Center
      San Francisco, California  94111

      TRANSFER AND REDEMPTION AGENT

      State Street Bank and Trust Company
      1776 Heritage Drive
      North Quincy, Massachusetts  02171

      DISTRIBUTOR

      Funds Distributor, Inc.
      60 State Street, Suite 1300
      Boston, Massachusetts  02109

      CUSTODIAN

      Dresdner RCM Biotechnology Fund:
      State Street Bank and Trust Company
      1776 Heritage Drive
      North Quincy, Massachusetts  02171

      Dresdner RCM Emerging Markets Fund:
      Brown Brothers Harriman & Company
      40 Water Street
      Boston, Massachusetts  02109

      LEGAL COUNSEL

      Paul, Hastings, Janofsky & Walker LLP
      555 South Flower Street
      Los Angeles, California 90071

      INDEPENDENT ACCOUNTANTS

      Coopers & Lybrand L.L.P.
      One Post Office Square
      Boston, Massachusetts  02109